Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Non-controlling Interests
Schedule of financial statements non-controlling interests

		Play F&B Co., Ltd.	LAMP	Bidangil	Apeitda	Anseilen	Solaire
		(In thousands of Korean Won)
NCI percentage		32.90%	48.72%	46.32%	49.00%	49.00%	5.00%
Current assets	₩	2,045,475	1,138,776	1,911,132	611,118	2,042,121	2,431,728
Non-current assets		7,963,314	2,101,926	573,171	720,489	541,668	1,464,256
Current liabilities		12,448,502	3,071,754	243,386	442,179	1,722,416	5,613,579
Non-current liabilities		5,549,987	913,434	45,445	368,632	2,210,221	109,154
Net assets		(7,989,700)	(744,486)	2,195,472	520,796	(1,348,848)	(1,826,749)
Revenue		12,323,986	5,971,517	586,554	26,033	13,916,681	745,138
Profit (loss)		(2,243,682)	(1,079,108)	(700,970)	(317,513)	(776,392)	(3,012,058)
OCI		69,964	8,815	-	11,923	10,781	209,730
Total comprehensive income		(2,173,718)	(1,070,293)	(700,970)	(305,590)	(765,611)	(2,802,328)
Cash flows from operation activities		234,619	(442,877)	(890,230)	11,204	(26,482)	(748,096)
Cash flows from investment activities		(23,611)	492,090	112,402	16,986	(72,195)	(2,306,301)
Cash flows from financing activities		(126,230)	(287,064)	(110,236)	220,000	-	3,103,355
Effect of exchange rate changes on cash and cash equivalents		-	-	-	(87)	-	-
Net increase(decrease) in cash and cash equivalents	₩	84,778	(237,851)	(888,064)	248,103	(98,677)	48,958

Summary of financial statements of the Company’s subsidiary that has material non-controlling interest, before any intercompany transactions eliminations for the year ended December 31, 2024 is as follows:

		Play F&B Co., Ltd.
		(In thousands of Korean won)
NCI percentage		32.90%
Current assets	₩	1,623,260
Non-current assets		15,973,466
Current liabilities		10,443,166
Non-current liabilities		8,946,049
Net assets		(1,792,489)
Revenue		14,630,426
Profit (loss)		(3,101,420)
OCI		44,084
Total comprehensive income	₩	(3,057,335)
Cash flows from operation activities		568,367
Cash flows from investment activities		(293,624)
Cash flows from financing activities		(375,958)
Net increase(decrease) in cash and cash equivalents	₩	(101,215)

Summary of financial statements of the Company’s subsidiary that has material non-controlling interest, before any intercompany transactions eliminations for the year ended December 31, 2023 is as follows:

		Play F&B Co., Ltd.
		(In thousands of Korean won)
NCI percentage		32.90%
Current assets	₩	1,873,566
Non-current assets		21,776,729
Current liabilities		6,838,358
Non-current liabilities		15,859,171
Net assets		952,766
Revenue		17,709,332
Profit (loss)		(1,140,267)
OCI		109,558
Total comprehensive income	₩	(1,030,709)
Cash flows from operation activities		(94,618)
Cash flows from investment activities		(860,374)
Cash flows from financing activities		480,119
Net increase(decrease) in cash and cash equivalents	₩	(474,873)

Schedule of non-controlling interests

		Play F&B Co., Ltd.	LAMP	Bidangil	Apeitda	Anseilen	Solaire	Total
		(In thousands of Korean won)
Net assets attributable to NCI at beginning of the year	₩	(590,774)	-	-	-	-	-	(590,774)
Acquisition Merger		-	732,249	1,715,156	404,930	(285,787)	48,779	2,615,327
Profit allocated to NCI		(694,822)	(603,536)	(379,913)	(155,582)	(380,432)	(152,677)	(2,366,962)
OCI allocated to NCI		22,996	4,295	-	5,843	5,283	10,486	48,903
Net assets attributable to NCI at the end of the year		(1,262,600)	133,008	1,335,243	255,191	(660,936)	(93,412)	(293,506)

Movement in NCI for the year ended December 31, 2024 is follows:

		Play F&B Co., Ltd.
		(In thousands of Korean won)
Net assets attributable to NCI at beginning of the year	₩	411,556
Profit allocated to NCI		(1,016,820)
OCI allocated to NCI		14,490
Net assets attributable to NCI at the end of the year	₩	(590,774)

Movement in NCI for the year ended December 31, 2023 is follows:

		Play F&B Co., Ltd.
		(In thousands of Korean won)
Net assets attributable to NCI at beginning of the year	₩	720,382
Profit allocated to NCI		(344,836)
OCI allocated to NCI		36,011
Net assets attributable to NCI at the end of the year	₩	411,556